Risk Management - Liquidity Risk (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)
Liabilities excluding non-delivery derivative transactions [member]
Contractual maturity of the financial liabilities
Financial liabilities		$ 32,731,457	$ 30,516,910
Current accounts and other demand deposits
Contractual maturity of the financial liabilities
Financial liabilities		8,915,706	8,321,148
Transactions in the course of payment
Contractual maturity of the financial liabilities
Financial liabilities		29,871	25,702
Instrument sold under repurchase agreements and security lending
Contractual maturity of the financial liabilities
Financial liabilities		195,289	216,729
Savings accounts and time deposits
Contractual maturity of the financial liabilities
Financial liabilities		10,185,172	10,674,266
Full delivery derivative transactions
Contractual maturity of the financial liabilities
Financial liabilities		4,526,899	2,789,412
Borrowings from financial institutions
Contractual maturity of the financial liabilities
Financial liabilities		1,189,798	1,029,107
Other financial obligations
Contractual maturity of the financial liabilities
Financial liabilities		37,012	43,579
Debt issued in non-USD foreign currency
Contractual maturity of the financial liabilities
Financial liabilities		7,651,710	7,416,967
Non - delivery derivative transactions
Contractual maturity of the financial liabilities
Financial liabilities		$ 3,611,590	3,427,982
Up to 1 month
Currency's risk used as a percentage of Tier-1 Capital
Adjusted C46 All CCYs as % of Tier-1 Capital	100.00%	100.00%
Adjusted C46 FCCY as % of Tier-1 Capital	100.00%	100.00%
Up to 1 month | Liabilities excluding non-delivery derivative transactions [member]
Contractual maturity of the financial liabilities
Financial liabilities		$ 14,718,214	14,041,120
Up to 1 month | Current accounts and other demand deposits
Contractual maturity of the financial liabilities
Financial liabilities		8,915,706	8,321,148
Up to 1 month | Transactions in the course of payment
Contractual maturity of the financial liabilities
Financial liabilities		29,871	25,702
Up to 1 month | Instrument sold under repurchase agreements and security lending
Contractual maturity of the financial liabilities
Financial liabilities		194,539	209,908
Up to 1 month | Savings accounts and time deposits
Contractual maturity of the financial liabilities
Financial liabilities		5,097,833	4,954,428
Up to 1 month | Full delivery derivative transactions
Contractual maturity of the financial liabilities
Financial liabilities		172,323	274,760
Up to 1 month | Borrowings from financial institutions
Contractual maturity of the financial liabilities
Financial liabilities		260,272	150,396
Up to 1 month | Other financial obligations
Contractual maturity of the financial liabilities
Financial liabilities		295	557
Up to 1 month | Debt issued in non-USD foreign currency
Contractual maturity of the financial liabilities
Financial liabilities		47,375	104,221
Up to 1 month | Non - delivery derivative transactions
Contractual maturity of the financial liabilities
Financial liabilities		$ 112,011	237,799
3 months
Currency's risk used as a percentage of Tier-1 Capital
Adjusted C46 All CCYs as % of Tier-1 Capital	200.00%	200.00%
Between 1 and 3 months | Liabilities excluding non-delivery derivative transactions [member]
Contractual maturity of the financial liabilities
Financial liabilities		$ 3,055,965	3,030,906
Between 1 and 3 months | Instrument sold under repurchase agreements and security lending
Contractual maturity of the financial liabilities
Financial liabilities		750	6,821
Between 1 and 3 months | Savings accounts and time deposits
Contractual maturity of the financial liabilities
Financial liabilities		2,509,694	2,478,148
Between 1 and 3 months | Full delivery derivative transactions
Contractual maturity of the financial liabilities
Financial liabilities		136,729	225,173
Between 1 and 3 months | Borrowings from financial institutions
Contractual maturity of the financial liabilities
Financial liabilities		242,515	231,890
Between 1 and 3 months | Other financial obligations
Contractual maturity of the financial liabilities
Financial liabilities		918	1,034
Between 1 and 3 months | Debt issued in non-USD foreign currency
Contractual maturity of the financial liabilities
Financial liabilities		165,359	87,840
Between 1 and 3 months | Non - delivery derivative transactions
Contractual maturity of the financial liabilities
Financial liabilities		100,247	171,254
Between 3 and 12 months | Liabilities excluding non-delivery derivative transactions [member]
Contractual maturity of the financial liabilities
Financial liabilities		5,074,292	5,011,791
Between 3 and 12 months | Savings accounts and time deposits
Contractual maturity of the financial liabilities
Financial liabilities		2,555,579	3,083,258
Between 3 and 12 months | Full delivery derivative transactions
Contractual maturity of the financial liabilities
Financial liabilities		1,166,598	872,004
Between 3 and 12 months | Borrowings from financial institutions
Contractual maturity of the financial liabilities
Financial liabilities		613,159	526,149
Between 3 and 12 months | Other financial obligations
Contractual maturity of the financial liabilities
Financial liabilities		10,921	5,038
Between 3 and 12 months | Debt issued in non-USD foreign currency
Contractual maturity of the financial liabilities
Financial liabilities		728,035	525,342
Between 3 and 12 months | Non - delivery derivative transactions
Contractual maturity of the financial liabilities
Financial liabilities		1,141,610	838,475
Due after 1 years but within 3 years | Liabilities excluding non-delivery derivative transactions [member]
Contractual maturity of the financial liabilities
Financial liabilities		2,335,751	2,227,381
Due after 1 years but within 3 years | Savings accounts and time deposits
Contractual maturity of the financial liabilities
Financial liabilities		21,536	157,591
Due after 1 years but within 3 years | Full delivery derivative transactions
Contractual maturity of the financial liabilities
Financial liabilities		937,050	507,086
Due after 1 years but within 3 years | Borrowings from financial institutions
Contractual maturity of the financial liabilities
Financial liabilities		73,852	120,672
Due after 1 years but within 3 years | Other financial obligations
Contractual maturity of the financial liabilities
Financial liabilities		24,038	18,173
Due after 1 years but within 3 years | Debt issued in non-USD foreign currency
Contractual maturity of the financial liabilities
Financial liabilities		1,279,275	1,423,859
Due after 1 years but within 3 years | Non - delivery derivative transactions
Contractual maturity of the financial liabilities
Financial liabilities		816,847	887,297
Due after 3 years but within 5 years | Liabilities excluding non-delivery derivative transactions [member]
Contractual maturity of the financial liabilities
Financial liabilities		3,084,519	1,516,751
Due after 3 years but within 5 years | Savings accounts and time deposits
Contractual maturity of the financial liabilities
Financial liabilities		311	589
Due after 3 years but within 5 years | Full delivery derivative transactions
Contractual maturity of the financial liabilities
Financial liabilities		1,582,890	292,965
Due after 3 years but within 5 years | Other financial obligations
Contractual maturity of the financial liabilities
Financial liabilities		686	18,401
Due after 3 years but within 5 years | Debt issued in non-USD foreign currency
Contractual maturity of the financial liabilities
Financial liabilities		1,500,632	1,204,796
Due after 3 years but within 5 years | Non - delivery derivative transactions
Contractual maturity of the financial liabilities
Financial liabilities		325,199	196,923
Due after 5 years | Liabilities excluding non-delivery derivative transactions [member]
Contractual maturity of the financial liabilities
Financial liabilities		4,462,716	4,688,961
Due after 5 years | Savings accounts and time deposits
Contractual maturity of the financial liabilities
Financial liabilities		219	252
Due after 5 years | Full delivery derivative transactions
Contractual maturity of the financial liabilities
Financial liabilities		531,309	617,424
Due after 5 years | Other financial obligations
Contractual maturity of the financial liabilities
Financial liabilities		154	376
Due after 5 years | Debt issued in non-USD foreign currency
Contractual maturity of the financial liabilities
Financial liabilities		3,931,034	4,070,909
Due after 5 years | Non - delivery derivative transactions
Contractual maturity of the financial liabilities
Financial liabilities		$ 1,115,676	$ 1,096,234
Maximum
Liquidity Risk
Period of time covered by internal funding liquidity report	90 days	90 days
Cross currency funding value	$ 4,351
Financial ratios
Liquid Assets/Net Funding less than 1y	95.00%	95.00%
Liabilities greater than 1y/Assets greater than 1y	74.00%	74.00%
Deposits/Loans	63.00%	63.00%
Currency's risk used as a percentage of Tier-1 Capital
LCR	1.07	1.07
NSFR	0.99	0.99
Maximum | Up to 1 month
Liquidity Risk
Market Access Report value	$ 1,708	$ 3,306
Currency's risk used as a percentage of Tier-1 Capital
Adjusted C46 All CCYs as % of Tier-1 Capital	53.00%	53.00%
Adjusted C46 FCCY as % of Tier-1 Capital	36.00%	36.00%
Maximum | 3 months
Liquidity Risk
Market Access Report value	$ 3,048	$ 5,597
Currency's risk used as a percentage of Tier-1 Capital
Adjusted C46 All CCYs as % of Tier-1 Capital	97.00%	97.00%
Minimum
Liquidity Risk
Period of time covered by internal funding liquidity report	30 days	30 days
Cross currency funding value	$ 2,008
Financial ratios
Liquid Assets/Net Funding less than 1y	71.00%	71.00%
Liabilities greater than 1y/Assets greater than 1y	72.00%	72.00%
Deposits/Loans	60.00%	60.00%
Currency's risk used as a percentage of Tier-1 Capital
LCR	0.69	0.69
NSFR	0.94	0.94
Minimum | Up to 1 month
Liquidity Risk
Market Access Report value	$ 436	$ 1,847
Currency's risk used as a percentage of Tier-1 Capital
Adjusted C46 All CCYs as % of Tier-1 Capital	32.00%	32.00%
Adjusted C46 FCCY as % of Tier-1 Capital	19.00%	19.00%
Minimum | 3 months
Liquidity Risk
Market Access Report value	$ 1,344	$ 4,173
Currency's risk used as a percentage of Tier-1 Capital
Adjusted C46 All CCYs as % of Tier-1 Capital	63.00%	63.00%
Average
Liquidity Risk
Cross currency funding value	$ 2,991
Financial ratios
Liquid Assets/Net Funding less than 1y	82.00%	82.00%
Liabilities greater than 1y/Assets greater than 1y	73.00%	73.00%
Deposits/Loans	62.00%	62.00%
Currency's risk used as a percentage of Tier-1 Capital
LCR	0.88	0.88
NSFR	0.97	0.97
Average | Up to 1 month
Liquidity Risk
Market Access Report value	$ 1,090	$ 2,665
Currency's risk used as a percentage of Tier-1 Capital
Adjusted C46 All CCYs as % of Tier-1 Capital	43.00%	43.00%
Adjusted C46 FCCY as % of Tier-1 Capital	27.00%	27.00%
Average | 3 months
Liquidity Risk
Market Access Report value	$ 2,209	$ 4,954
Currency's risk used as a percentage of Tier-1 Capital
Adjusted C46 All CCYs as % of Tier-1 Capital	78.00%	78.00%